Liquidity and Going Concern	12 Months Ended
Dec. 31, 2024
Liquidity and Going Concern [Abstract]
LIQUIDITY AND GOING CONCERN

2. LIQUIDITY AND GOING CONCERN

The Company has not historically been profitable and has had negative cash flow from operations since inception. During the year ended December 31, 2024, the Company incurred a net loss of $65.4 million and used $16.1 million of cash in operations. As of December 31, 2024 the Company had an accumulated deficit of $461.8 million, a working capital surplus of $1.9 million, and cash and cash equivalents of $3.5 million.

The Company will need substantial capital to support its planned product development and operations. Based upon the Company’s current operating plan, it estimates that its cash and cash equivalents as of the issuance date of the consolidated financial statements included in this prospectus are insufficient for the Company to fund operating, investing, and financing cash flow needs for the twelve months subsequent to the issuance date of these consolidated financial statements. To obtain the capital necessary to fund the operations, the Company expects to obtain funds through equity offerings, debt financing transactions, refinancing or restructuring its current obligations, or any other means.

These uncertainties raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of twelve months subsequent to the issuance date of the consolidated financial statements included in this prospectus. Certain elements of the operating plan to alleviate the conditions that raise substantial doubt, including but not limited to the Company’s ability to achieve its expected operating results and the ability to restructure its current debt, are outside of the Company’s control. Accordingly, the Company cannot conclude that management’s plans will be effectively implemented within one year from the date the consolidated financial statements are issued. The consolidated financial statements do not contain any adjustments that might result from the outcome of this uncertainty.